Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Mar. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 2	$ 2
Ordinary shares, shares issued	727,851	457,365
Ordinary shares, shares outstanding	727,851	457,365